Annual Operating Expenses {- Mid Cap Portfolio} - 02.28 VIP Mid Cap Portfolio Investor PRO-10 - Mid Cap Portfolio - VIP Mid Cap Portfolio-Investor VIP	Apr. 30, 2022
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.68%